Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2012
Registrant Name	ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
Central Index Key	0000920701
Amendment Flag	false
Document Creation Date	Nov 1, 2012
Document Effective Date	Nov 1, 2012
Prospectus Date	Nov 1, 2012

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 53 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 113 of the Funds’ SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC (USD $)	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(not currently offered to new investors)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.26%	0.33%	0.29%	0.25%	0.26%	0.20%	0.05%
Other Expenses	0.09%	0.10%	0.09%	0.10%	0.09%	0.09%	0.10%
Total Other Expenses	0.35%	0.43%	0.38%	0.35%	0.35%	0.29%	0.15%
Total Annual Fund Operating Expenses	1.40%	2.18%	2.13%	1.10%	1.60%	1.29%	0.90%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	561	621	316	112	163	131	92
After 3 Years	849	882	667	350	505	409	287
After 5 Years	1,158	1,169	1,144	606	871	708	498
After 10 Years	2,033	2,316	2,462	1,340	1,900	1,556	1,108

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC (USD $)	CLASS B	CLASS C
After 1 Year	221	216
After 3 Years	682	667
After 5 Years	1,169	1,144
After 10 Years	2,316	2,462

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in an international portfolio of equity securities of companies selected by the Adviser for their growth potential within various market sectors. Examples of the types of market sectors in which the Fund may invest include, but are not limited to, information technology (which includes telecommunications), health care, financial services, infrastructure, energy and natural resources, and consumer groups. The Adviser’s growth analysts seek to identify companies or industries that other investors have underestimated earnings potential--for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base, or similar factors) that would cause a company to grow faster than market forecasts.

Sector heads are responsible for the construction of the portfolio. This investment team allocates the Fund’s investments among broad sector groups utilizing the fundamental company research conducted by the Adviser’s large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.

The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Fund invests in securities of companies in both developed and emerging market countries. Geographic distribution of the Fund’s investments among countries or regions also will be a product of the stock selection process rather than a pre-determined allocation. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities. The Adviser expects that normally the Fund’s portfolio will tend to emphasize investments in larger capitalization companies, although the Fund may invest in smaller or medium capitalization companies. The Fund normally invests in approximately 90-130 companies.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
PRINCIPAL RISKS
  MARKET RISK:  The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.
  FOREIGN (NON-U.S.) RISK:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK:  Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK:  Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.
  CAPITALIZATION RISK:  Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  DERIVATIVES RISK:  Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK:  The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over ten years; and
  how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.AllianceBernstein.com (click on “Individuals – U.S.” then “Pricing & Performance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was -10.31%.

During the period shown in the bar chart, the Fund’s: BEST QUARTER WAS UP 24.65%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -27.28%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC		1 YEAR	5 YEARS	10 YEARS	Inception Date
CLASS A	[1]	(20.05%)	(5.69%)	6.51%
CLASS A Return After Taxes on Distributions	[1]	(20.01%)	(6.10%)	6.25%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	(12.73%)	(4.64%)	5.89%
CLASS B		(20.53%)	(5.61%)	6.33%
CLASS C		(17.92%)	(5.55%)	6.20%
ADVISOR CLASS		(16.32%)	(4.59%)	7.31%
CLASS R	[2]	(16.78%)	(5.12%)	6.73%	Mar 1, 2005
CLASS K	[2]	(16.50%)	(4.83%)	7.02%	Mar 1, 2005
CLASS I	[2]	(16.16%)	(4.46%)	7.38%	Mar 1, 2005
MSCI World Index (ex. U.S.) (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)		(12.21%)	(4.09%)	5.14%
MSCI AC World Index (ex. U.S.) (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)		(13.71%)	(2.92%)	6.31%
[1]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;- Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of the Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 53 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 113 of the Funds’ SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in an international portfolio of equity securities of companies selected by the Adviser for their growth potential within various market sectors. Examples of the types of market sectors in which the Fund may invest include, but are not limited to, information technology (which includes telecommunications), health care, financial services, infrastructure, energy and natural resources, and consumer groups. The Adviser’s growth analysts seek to identify companies or industries that other investors have underestimated earnings potential--for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base, or similar factors) that would cause a company to grow faster than market forecasts.

Sector heads are responsible for the construction of the portfolio. This investment team allocates the Fund’s investments among broad sector groups utilizing the fundamental company research conducted by the Adviser’s large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.

The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Fund invests in securities of companies in both developed and emerging market countries. Geographic distribution of the Fund’s investments among countries or regions also will be a product of the stock selection process rather than a pre-determined allocation. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities. The Adviser expects that normally the Fund’s portfolio will tend to emphasize investments in larger capitalization companies, although the Fund may invest in smaller or medium capitalization companies. The Fund normally invests in approximately 90-130 companies.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

		The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK:  The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.
  FOREIGN (NON-U.S.) RISK:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK:  Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK:  Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.
  CAPITALIZATION RISK:  Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  DERIVATIVES RISK:  Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK:  The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over ten years; and
  how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.AllianceBernstein.com (click on “Individuals – U.S.” then “Pricing & Performance”).

		The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over ten years; and how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was -10.31%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s: BEST QUARTER WAS UP 24.65%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -27.28%, 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
After 1 Year	rr_ExpenseExampleYear01	561
After 3 Years	rr_ExpenseExampleYear03	849
After 5 Years	rr_ExpenseExampleYear05	1,158
After 10 Years	rr_ExpenseExampleYear10	2,033
2002	rr_AnnualReturn2002	(6.22%)
2003	rr_AnnualReturn2003	44.72%
2004	rr_AnnualReturn2004	23.85%
2005	rr_AnnualReturn2005	19.83%
2006	rr_AnnualReturn2006	25.04%
2007	rr_AnnualReturn2007	17.14%
2008	rr_AnnualReturn2008	(49.39%)
2009	rr_AnnualReturn2009	40.09%
2010	rr_AnnualReturn2010	12.39%
2011	rr_AnnualReturn2011	(16.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date unannualized return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.28%)
1 YEAR	rr_AverageAnnualReturnYear01	(20.05%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	(5.69%)	[2]
10 YEARS	rr_AverageAnnualReturnYear10	6.51%	[2]
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(not currently offered to new investors)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.33%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
After 1 Year	rr_ExpenseExampleYear01	621
After 3 Years	rr_ExpenseExampleYear03	882
After 5 Years	rr_ExpenseExampleYear05	1,169
After 10 Years	rr_ExpenseExampleYear10	2,316
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,316
1 YEAR	rr_AverageAnnualReturnYear01	(20.53%)
5 YEARS	rr_AverageAnnualReturnYear05	(5.61%)
10 YEARS	rr_AverageAnnualReturnYear10	6.33%
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.29%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
After 1 Year	rr_ExpenseExampleYear01	316
After 3 Years	rr_ExpenseExampleYear03	667
After 5 Years	rr_ExpenseExampleYear05	1,144
After 10 Years	rr_ExpenseExampleYear10	2,462
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
1 YEAR	rr_AverageAnnualReturnYear01	(17.92%)
5 YEARS	rr_AverageAnnualReturnYear05	(5.55%)
10 YEARS	rr_AverageAnnualReturnYear10	6.20%
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
After 1 Year	rr_ExpenseExampleYear01	112
After 3 Years	rr_ExpenseExampleYear03	350
After 5 Years	rr_ExpenseExampleYear05	606
After 10 Years	rr_ExpenseExampleYear10	1,340
1 YEAR	rr_AverageAnnualReturnYear01	(16.32%)
5 YEARS	rr_AverageAnnualReturnYear05	(4.59%)
10 YEARS	rr_AverageAnnualReturnYear10	7.31%
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
After 1 Year	rr_ExpenseExampleYear01	163
After 3 Years	rr_ExpenseExampleYear03	505
After 5 Years	rr_ExpenseExampleYear05	871
After 10 Years	rr_ExpenseExampleYear10	1,900
1 YEAR	rr_AverageAnnualReturnYear01	(16.78%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	(5.12%)	[5]
10 YEARS	rr_AverageAnnualReturnYear10	6.73%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[5]
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
After 1 Year	rr_ExpenseExampleYear01	131
After 3 Years	rr_ExpenseExampleYear03	409
After 5 Years	rr_ExpenseExampleYear05	708
After 10 Years	rr_ExpenseExampleYear10	1,556
1 YEAR	rr_AverageAnnualReturnYear01	(16.50%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	(4.83%)	[5]
10 YEARS	rr_AverageAnnualReturnYear10	7.02%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[5]
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	92
After 3 Years	rr_ExpenseExampleYear03	287
After 5 Years	rr_ExpenseExampleYear05	498
After 10 Years	rr_ExpenseExampleYear10	1,108
1 YEAR	rr_AverageAnnualReturnYear01	(16.16%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	(4.46%)	[5]
10 YEARS	rr_AverageAnnualReturnYear10	7.38%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[5]
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(20.01%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	(6.10%)	[2]
10 YEARS	rr_AverageAnnualReturnYear10	6.25%	[2]
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.73%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	(4.64%)	[2]
10 YEARS	rr_AverageAnnualReturnYear10	5.89%	[2]
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | MSCI World Index (ex. U.S.) (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.21%)
5 YEARS	rr_AverageAnnualReturnYear05	(4.09%)
10 YEARS	rr_AverageAnnualReturnYear10	5.14%
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC | MSCI AC World Index (ex. U.S.) (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(13.71%)
5 YEARS	rr_AverageAnnualReturnYear05	(2.92%)
10 YEARS	rr_AverageAnnualReturnYear10	6.31%

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;- Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[4]	For Class C shares, the CDSC is 0% after the first year.
[5]	Inception dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of the Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2012